Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Statement Of Stockholders Equity [Abstract]
Dividends declared and paid paid per share	$ 1.37	$ 1.26	$ 1.175